PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			¥ 135,574		¥ 180,051
Accumulated depreciation and amortization			(53,154)		(87,498)
Total property, equipment and software, net	$ 13,294		82,420		92,553
Depreciation and amortization expenses	$ 5,738	¥ 39,945	30,398	¥ 18,859
Computers and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			66,205		95,336
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			10,587		12,316
Leasehold improvement
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			25,375		35,499
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			¥ 33,407		¥ 36,900